1.       Name and address of Issuer:
                  LORD ASSET MANAGEMENT TRUST
                  440 S. LASALLE STREET, SUITE 3900
                  CHICAGO, IL  60605
2. The name of each series or class of securities for which this Form is being filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.       Investment Company Act File Number:         811-8348
         Securities Act File Number:                 33-75138

4(a).    Last day of fiscal year for which this Form is filed: OCTOBER 31, 1998

4(b).    [X]  Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's  fiscal  year).  (See
              Instruction A.2)

          Note:If the Form is being filed late, interest must be paid on the registration fee due.

4(c).     [    ] Check  box if this is the last time the  issuer  will be filing this Form.

5.        Calculation of registration fee

         (i)   Aggregate sale price of securities sold                                  $51,017,122
               during the fiscal year pursuant to section
               24(f):

         (ii)  Aggregate price of securities redeemed or
               repurchased during the fiscal year:                                      $35,450,677

         (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission: $

         (iv) Total available redemption credits -$35,450,677 [add Items 5(ii) and 5(iii)]:

         (v)  Net sales - if Item 5(i) is greater than                                 $15,566,445
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

         (vi) Redemption credits available for use in future $___( )____ years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:

         (vii)Multiplier  for   determining   registration   fee  x.000264  (See
              Instruction C.9):

         (viii)Registration fee due [multiply Item 5(v)                                 =$4,109.54
               by Item 5(vii)] (enter "0" if no fee is due):

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24f-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.       Interest  due - if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year (see Instruction D):                               +$0.00

8.       Total the  amount of the  registration  fee due plus any  interest  due
         [line 5(viii) plus line 7]:                                                    =$4,109.54

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 4, 2000

                  Method of Delivery:

                  [X]  Wire Transfer
                  [ ]  Mail or other means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
    Brandon S. Joel
    Treasurer

Date:    January 5, 2000

*Please print the name and title of the signing officer below the signature.